TRADE AND OTHER RECEIVABLES - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Number of working days in cycle for settlement of trade receivables	2 days
Number of days past due but not impaired, still collectible	30 days
Number of years counterparties transacting with group	5 years
Disclosure of financial assets affected by amendments to IFRS 9 for prepayment features with negative compensation [line items]
Prepayments	R 159.1	R 199.1